Derivatives and Convertible Debentures - Narrative (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions		9 Months Ended		12 Months Ended
	Oct. 31, 2022 CAD ($)	Mar. 31, 2023 CAD ($) year $ / shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 CAD ($) year day $ / shares shares	Mar. 31, 2024 USD ($)	Mar. 31, 2024 USD ($) year day $ / shares shares	Mar. 31, 2023 USD ($) year	Nov. 01, 2022	Nov. 01, 2021	May 19, 2021 CAD ($)	Jul. 23, 2020 CAD ($) $ / shares
High Tide | July 2020 Debenture
Disclosure of detailed information about financial instruments [line items]
Debt restructuring agreement, royalty payment percentage									0.50%
Debt restructuring agreement, royalty payment, annual automatic percentage increase								0.50%
Marketable securities
Disclosure of detailed information about financial instruments [line items]
Unrealized gain (loss) on changes in fair value				$ 1,190
Investment, value of shares issued				$ 5,025
FVTPL | Restricted Back-In Right Warrants | ACI
Disclosure of detailed information about financial instruments [line items]
Number of warrants held (in shares) | shares				22,628,751		22,628,751
Exercise price of warrants (in CAD per share) | $ / shares				$ 0.20
Warrants received as a percentage of common shares issued and outstanding				20.00%		20.00%
Number of trading dates for volume weighted average trading price | day				5		5
Fair value		$ 0		$ 0
FVTPL | Convertible Debentures | Investee-B
Disclosure of detailed information about financial instruments [line items]
Fair value		0		0
Unrealized gain (loss) on changes in fair value		0		0
Notional amount		13,500		$ 13,500		$ 10.0	$ 10.0
Interest rate				1.50%		1.50%
Convertible debenture convertible into units, price (per share) | $ / shares						$ 4.9585
Investor rights agreement, milestone options, nomination of a director, required entity ownership percentage				10.00%		10.00%
Payment forgiveness		6,750	$ 5.0
Consideration received for amendments				$ 300	$ 0.2
Credit losses recognized				14,400	$ 10.6
FVTPL | Convertible Debentures | High Tide | July 2020 Debenture
Disclosure of detailed information about financial instruments [line items]
Fair value		7,100		800
Unrealized gain (loss) on changes in fair value		(1,500)		1,500
Notional amount											$ 10,000
Convertible debenture convertible into units, price (per share) | $ / shares											$ 0.425
Proportion of ownership interest in investment, percentage restriction											25.00%
Settlement agreement amount for convertible debenture including interest				10,800
Proceeds from settlement of convertible debenture				2,800
Settlement of liabilities				1,900
Repayment		$ 500		$ 7,900
Share price (in CAD per share) | $ / shares		$ 0.12		$ 0.18
FVTPL | Convertible Debentures | High Tide | July 2020 Debenture | Credit spread
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.125		0.1217		0.1217	0.125
FVTPL | Convertible Debentures | High Tide | July 2020 Debenture | Dividend yield
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0		0		0	0
FVTPL | Convertible Debentures | High Tide | July 2020 Debenture | Historical volatility for shares
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets		0.69		0.630		0.630	0.69
FVTPL | Convertible Debentures | High Tide | July 2020 Debenture | Expected life (years)
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets | year		1.76		0.76		0.76	1.76
FVTPL | Convertible Debentures | Investee-C
Disclosure of detailed information about financial instruments [line items]
Notional amount										$ 2,500
Interest rate										8.00%
Repayment	$ 2,500
Percentage discount on average daily VWAP of common shares										0.15
FVTPL | Marketable securities | High Tide
Disclosure of detailed information about financial instruments [line items]
Investment, value of shares issued				$ 5,000